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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-02565

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                    VOYA GOVERNMENT MONEY MARKET PORTFOLIO
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

       (Name and address of agent for service)            With copies to:

               Joanne F. Osberg, Esq.                 Elizabeth J. Reza, Esq.
                Voya Investments, LLC                     Ropes & Gray LLP
      7337 E. Doubletree Ranch Road, Suite 100           Prudential Tower,
                Scottsdale, AZ 85258                    800 Boylston Street
                                                          Boston, MA 02199

      Registrant's telephone number, including area code: (800) 992-0180

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      Date of fiscal year end: December 31

      Date of reporting period: July 1, 2022 - June 30, 2023

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-02565
Reporting Period: 07/01/2022 - 06/30/2023
Voya Government Money Market Portfolio


==================== Voya Government Money Market Portfolio ====================


This portfolio had no proxy voting activity during the reporting period.



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

By:    /s/ Andy Simonoff
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       Andy Simonoff
       President

Date:  August 23, 2023